Premises, Equipment and Leases (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment
The estimated life for leasehold improvements is based on the shorter of the useful life or the lease term.

Years
Buildings and leasehold improvements	1 - 40
Furniture, fixtures and equipment	2 - 10

A summary of premises and equipment is as follows:

	December 31,
(in thousands)	2013	2012
Land	$16,736	$16,736
Buildings	67,394	67,047
Construction in process	990	1,199
Leasehold improvements	2,679	2,677
Furniture, fixtures and equipment	34,586	32,938
	122,385	120,597
Less accumulated depreciation and amortization	46,602	41,809
Total	$75,783	$78,788

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2013 future minimum lease payments for noncancelable operating leases are payable as follows:

(in thousands)
2014	$2,578
2015	2,360
2016	2,212
2017	2,023
2018	1,970
Thereafter	15,076
Total minimum lease payments	$26,219